VANECK BITCOIN STRATEGY ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Par
	(000’s)	Value
Short-Term Investments: 71.8%
United States Treasury Obligations: 71.8%
United States Treasury Bill
0.00%, 05/16/23 (a)	$4,000	$3,978,303
0.00%, 05/02/23 (a) ^	4,000	3,985,229
0.00%, 06/15/23 (a)	4,000	3,962,395
0.00%, 07/11/23 (a) ^	5,000	4,935,753
	Par
	(000’s)	Value
United States Treasury Obligations (continued)
0.01%, 05/23/23 (a)	$4,000	$3,974,535
4.65%, 06/08/23 (a)	2,000	1,983,303
4.77%, 06/20/23 (a)	3,000	2,969,864
4.95%, 06/27/23 (a)	3,000	2,967,629
		28,757,011
Total Short-Term Investments: 71.8% (Cost: $28,745,623)		28,757,011
Other assets less liabilities: 28.2%		11,288,531
NET ASSETS: 100.0%		$40,045,542

Futures Contracts

					Value and
					Unrealized
		Number of		Notional	Appreciation/
Reference Entity	Type	Contracts	Expiration Date	Amount	(Depreciation)
CME BITCOIN	Long	279	04/28/23	$40,092,300	$727,858

(a)	All or a portion of these securities are held at the broker for futures collateral. Total value of securities held at the broker is $21,730,653.
^	Zero Coupon Bond

Summary of Investments by Sector	% of Investments	Value
Government Activity	100.0%	$28,757,011
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